SCHEDULE OF OTHER NON-CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Long-term payments of leaseback	[1]	$ 270,412	$ 195,219
Deposit		36,354	78,631
Total		$ 306,766	$ 273,850

[1]	Long-term payments of leaseback represented certain sale-and-lease back arrangements for the purpose of obtaining financing (Note 12 Accrued expenses and other liabilities).